SUBSEQUENT EVENT (Details) - USD ($)						1 Months Ended
	Feb. 06, 2024	Jan. 01, 2024	Aug. 01, 2023	Mar. 07, 2023	Feb. 21, 2023	Aug. 31, 2023
SUBSEQUENT EVENT
Date to paid for dividend payable				Mar. 07, 2023		Aug. 31, 2023
Date of record for dividend payable			Aug. 17, 2023		Feb. 21, 2023
Subsequent Event
SUBSEQUENT EVENT
Date declared for dividend payable	Feb. 06, 2024
Dividend payable (per share)	$ 0.18
Aggregate amount of dividend	$ 5,500,000
Date to paid for dividend payable	Mar. 06, 2024
Date of record for dividend payable	Feb. 20, 2024
Stock repurchased shares		301,937
Stock repurchased value		$ 3,584